Note 13 - Mortgage Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Facility A [Member]
Maximum Capacity		$ 275,000	$ 275,000
Carrying value		72,642	168,780
Facility B [Member]
Maximum Capacity	[1]	125,000	125,000
Carrying value	[1]	$ 0	$ 0

[1]	SOFR in Facility B has a floor of 0.25%